Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 1,258	₨ 1,194
Provision made during the year, net of reversals	242	84
Trade and other receivables written off & exchange differences	(49)	(20)
Balance at the end of the year	₨ 1,451	₨ 1,258